Leased Property - Lessor, Operating Lease, Payment to be Received, Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2023	$ 2,302	$ 2,302	$ 2,354
2024	2,265	2,265	1,454
2025	1,657	1,657	1,418
2026	1,356	1,356	810
2027			509
Thereafter			1,594
Total undiscounted lease payments	$ 12,514	$ 13,089	$ 8,139